PARENT COMPANY ONLY FINANCIAL STATEMENTS (Tables) (PARENT COMPANY)	12 Months Ended
Dec. 31, 2012
PARENT COMPANY
PARENT COMPANY ONLY FINANCIAL STATEMENTS
Balance sheet

BALANCE SHEETS

December 31, 2012 and 2011

(Dollars in Thousands)

	2012	2011

ASSETS
Cash and cash equivalents	$12,943	$4,301
Investment in subsidiaries	59,854	51,381
Other assets	117	245

TOTAL ASSETS	$72,914	$55,927

LIABILITIES AND SHAREHOLDERS’ EQUITY

Other liabilities	$466	$664
Shareholders’ equity:
Preferred stock - no par value:
Authorized 500,000 shares, 11,000 shares issued and outstanding	11,000	10,921
Common stock and additional paid in capital - no par value
Authorized 18,000,000 shares
Issued and outstanding - 5,559,859 and 3,419,736 shares respectively	53,797	43,525
Retained earnings	6,727	492
Accumulated other comprehensive income	924	325

Total shareholders’ equity	72,448	55,263

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$72,914	$55,927

Statements of operations

STATEMENTS OF OPERATIONS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010
INCOME:
Interest income	$3	$3	$11

Total income	$3	$3	$11

EXPENSES:
Salaries and benefits	280	180	218
Professional service fees	562	245	136
Other	340	223	147

Total expenses	1,182	648	501

Income (loss) before income taxes and equity in undistributed net income (loss) of subsidiaries	(1,179)	(645)	(490)

Provision for (benefit of) income taxes	(393)	(211)	—

(Loss) before equity in undistributed net income (loss) of subsidiaries	(786)	(434)	(490)

Equity in undistributed net income of subsidiaries	7,873	2,652	72

Net income (loss)	7,087	2,218	(418)

Preferred dividend and accretion of discount	629	766	742

NET INCOME (LOSS) AVAILABLE TO COMMON SHAREHOLDERS	$6,458	$1,452	$(1,160)

Statements of cash flows

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2012, 2011, and 2010

(Dollars in Thousands)

	2012	2011	2010

Cash Flows from Operating Activities:
Net income (loss)	$7,087	$2,218	$(418)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(7,873)	(2,652)	(72)
Increase in capital from stock compensation	66	—	32
Change in other assets	92	29	31
Change in other liabilities	(163)	(97)	(149)
Net cash (used in) operating activities	(791)	(502)	(576)

Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506	—	—
Purchase of common stock warrants	(1,300)	—	—
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	(223)	—	—
Investments in subsidiaries	—	—	(1,000)
Net cash (used in) provided by financing activities	9,433	(551)	(1,550)

Net increase (decrease) in cash and cash equivalents	8,642	(1,053)	(2,126)
Cash and cash equivalents at beginning of period	4,301	5,354	7,480

Cash and cash equivalents at end of period	$12,943	$4,301	$5,354